Total Capital and Net Income Per Common Unit - Issuances of Common Units (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Unit [Line Items]
Units Issued (shares)	3,090,000		1,173,428	1,050,463
Offering Price (USD per share)	$ 44.65
Gross Proceeds	$ 140,784		$ 36,274	$ 42,556
Net Proceeds	$ 140,484		$ 35,374	$ 41,655
Teekay Corporation's Ownership After the Offering	33.96%
Preferred Units
Capital Unit [Line Items]
Units Issued (shares)		5,000,000
Offering Price (USD per share)		$ 25
Gross Proceeds		$ 125,000
Proceeds from Issuance of Preferred Units		$ 120,707